Leases - Summary of Components of Lease Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Leases [Abstract]
Operating lease cost	$ 10,289	$ 9,225
Finance lease cost:
Amortization of right-of-use assets	92	150
Interest on lease liabilities	9	14
Finance lease cost	101	164
Short-term lease cost	4,423	6,168
Total lease expense	$ 14,813	$ 15,557